Provisions - Summary of Provisions are Expected to be Settled Within the Following Time Windows (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	$ 911	$ 1,918	$ 2,400
Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	103	130	153
Indirect Taxes - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	107
Labor - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	133
Commercial - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	20
Environmental - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	1
Excise duties - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	12
Other Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	163
Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	436	1,077	1,383
Other - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	372	$ 711	$ 864
Less than 1 year [member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	210
Less than 1 year [member] | Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	39
Less than 1 year [member] | Indirect Taxes - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	11
Less than 1 year [member] | Labor - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	30
Less than 1 year [member] | Commercial - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	8
Less than 1 year [member] | Environmental - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	1
Less than 1 year [member] | Other Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	53
Less than 1 year [member] | Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	103
Less than 1 year [member] | Other - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	68
1-2 years [member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	329
1-2 years [member] | Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	22
1-2 years [member] | Indirect Taxes - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	37
1-2 years [member] | Labor - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	18
1-2 years [member] | Commercial - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	10
1-2 years [member] | Excise duties - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	10
1-2 years [member] | Other Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	98
1-2 years [member] | Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	173
1-2 years [member] | Other - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	134
2-5 years [member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	293
2-5 years [member] | Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	23
2-5 years [member] | Indirect Taxes - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	8
2-5 years [member] | Labor - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	77
2-5 years [member] | Commercial - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	1
2-5 years [member] | Excise duties - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	2
2-5 years [member] | Other Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	12
2-5 years [member] | Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	100
2-5 years [member] | Other - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	170
Greater than 5 years [member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	79
Greater than 5 years [member] | Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	19
Greater than 5 years [member] | Indirect Taxes - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	51
Greater than 5 years [member] | Labor - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	8
Greater than 5 years [member] | Commercial - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	1
Greater than 5 years [member] | Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	$ 60